SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Feb. 28, 2023
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

2.           SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Certain reclassifications have been made to the consolidated balance sheets and consolidated statements of operations for the year ended February 28, 2022 and the year ended February 28, 2021 to conform to the presentation for the year ended February 28, 2023. The reclassifications had no impact on the Group’s loss from operation, net loss, shareholders’ equity or cash flows as previously reported.

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, which are accounted for under the voting interest model, and the VIEs, VIEs’ subsidiaries and schools consolidated under the variable interest entity consolidation model. All inter-company transactions and balances have been eliminated upon consolidation.

Consolidation of Variable Interest Entities

The Company has executed a series of contractual agreements with the VIEs, the VIEs’ subsidiaries and schools and the VIEs’ nominee shareholders through its wholly owned foreign enterprises. For a description of these contractual arrangements, see “Note 1 Organization and Principal Activities—The VIE Arrangements”. These contractual agreements do not provide TAL Beijing with an equity interest in legal form in the VIEs. As the Company holds no legal form of equity ownership in the VIEs, the Company applied the variable interest entity consolidation model as set forth in Accounting Standards Codification 810, Consolidation (“ASC 810”) instead of the voting interest model of consolidation.

2.           SIGNIFICANT ACCOUNTING POLICIES - continued

Consolidation of Variable Interest Entities - continued

By design, the contractual agreements provide TAL Beijing with the right to receive benefits equal to substantially all of the net income of these entities, and thus under ASC 810, these agreements are considered variable interests. Subsequent to identifying any variable interests, any party holding such variable interests must determine if the entity in which the interest is held is a variable interest entity and subsequently which reporting entity is the primary beneficiary of, and should therefore consolidate the variable interest entity.

The contractual arrangements, by design, enable TAL Beijing to have (a) the power to direct the activities that most significantly impact the economic performance of the VIEs and (b) the right to receive substantially all the benefits of the VIEs. As a result, the VIEs are considered to be variable interest entities under ASC 810 and TAL Beijing is considered to be the primary beneficiary of the VIEs and consolidates the VIEs’ financial position and results of operations.

Determining whether TAL Beijing is the primary beneficiary requires a careful evaluation of the facts and circumstances, including whether the contractual agreements are substantive under the applicable legal and financial reporting frameworks, i.e. PRC law and U.S. GAAP. The Company continually reviews its corporate governance arrangements to ensure that the contractual agreements are indeed substantive.

The Company has determined that the contractual agreements are in fact valid and legally enforceable. Such arrangements were entered into in order to comply with the underlying legal and/or regulatory restrictions that govern the ownership of a direct equity interest in the VIEs. In the opinion of the Company’s PRC counsel, Tian Yuan Law Firm, the contracts are legally enforceable under PRC law. See “Note 1 Organization and Principal Activities—The VIE Arrangements”.

On June 24, 2013 and July 29, 2013, the Company and Mr. Bangxin Zhang executed a deed of undertaking dated June 24, 2013 and a side letter dated July 29, 2013, respectively (collectively, the “Deed”). Pursuant to the terms of the Deed, as long as Mr. Bangxin Zhang owns a majority voting interest, whether legally or beneficially, and directly or indirectly, in the Company, (1) Mr. Bangxin Zhang cannot request or call a meeting of shareholders or propose a shareholders resolution to appoint or remove a director, (2) if shareholders are asked to appoint or remove a director, the maximum number of votes which Mr. Bangxin Zhang will be permitted to exercise in connection with such shareholder approval is equal to the total aggregate number of votes of the then total issued and outstanding shares of the Company held by all members of the Company, other than shares which are owned, whether legally or beneficially, and directly or indirectly by Mr. Bangxin Zhang, less one vote and (3) if shareholders or board of directors are asked to consider or approve any matter related to the Deed, Mr. Bangxin Zhang cannot exercise his voting power.

Upon execution of the Deed, despite his ownership of and as long as he holds a majority voting interest, whether legally or beneficially, and directly or indirectly, in the Company, Mr. Bangxin Zhang will (1) not be permitted to requisition or call a meeting of shareholders or propose a shareholders resolution to appoint or remove a director, (2) in relation to any shareholder approvals to appoint or remove a director, only be permitted to exercise up to the number of votes equal to the total aggregate number of votes of the then total issued and outstanding shares of the Company held by all members of the Company, other than shares which are owned, whether legally or beneficially, and directly or indirectly by Mr. Bangxin Zhang, less one vote and (3) in relation to shareholders’ or board of directors’ consideration or approval of any matter related to the Deed, Mr. Bangxin Zhang cannot exercise his voting power. The terms of the Deed prevent Mr. Bangxin Zhang from controlling the rights of the Company as it relates to the contractual agreements, and accordingly, the Company retains a controlling financial interest in the VIEs and would consolidate them as the VIEs’ primary beneficiary.

Please see Note 1 for the presentation of condensed financial information of the VIEs and VIEs’ subsidiaries and schools, after elimination of intercompany balances and transactions.

2.           SIGNIFICANT ACCOUNTING POLICIES - continued

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts of assets, liabilities, revenues, costs, and expenses, and the disclosure of contingent assets and liabilities. Actual results could differ from those estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include, valuation allowance for deferred tax assets, the impairment of long-lived assets and long term investments, fair value assessment of long-term investments, discount rate for leases and consolidation of variable interest entities.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid investments, which are unrestricted as to withdrawal or use, or have original maturities of three months or less when purchased.

Restricted cash

Cash that is restricted as to withdrawal or for use or pledged as security is separately reported. The Group’s restricted cash mainly represents security deposits held in designated bank accounts for future transactions, deposits required by PRC government authorities related to educational programs and services and establishment of new schools and subsidiaries.

Short-term investments

Short-term investments include wealth management products, which are mainly deposits with variable interest rates placed with financial institutions and are restricted as to withdrawal and use. Investments are classified as held-to-maturity when the Group has the positive intent and ability to hold the securities to maturity, and are recorded at amortized cost. The original maturities of the short-term investments are greater than three months, but less than twelve months.

The Group reviews its investments in held-to-maturity investments for impairment periodically, recognizing an allowance, if any, by applying an estimated loss rate. The Group considers available evidence in evaluating the potential impairment of its investments in held-to-maturity investments. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net carrying value at the amount expected to be collected on the held-to-maturity investments. The allowance for credit losses was nil for the three years ended February 28, 2023.

Investment products not classified as trading or as held-to-maturity are classified as available-for-sale debt securities, which are reported at fair value, with unrealized gains and losses recorded in “Accumulated other comprehensive income” on the consolidated balance sheets. Realized gains or losses are included in earnings during the period in which the gain or loss is realized.

For investment products indexed to, for example, an underlying stock, stock market or foreign exchange, the Group elects the fair value option to record them at fair value in accordance with ASC 825 Financial Instruments. Changes in the fair value are reflected in the consolidated statements of operations.

Derivative Instruments

Derivative instruments are carried at fair value in accordance with Accounting Standards Codification 815. The fair values of the derivative financial instruments generally represent the estimated amounts expect to receive or pay upon termination of the contracts as of the reporting date.

2.           SIGNIFICANT ACCOUNTING POLICIES - continued

Derivative Instruments - continued

The Group’s derivative instruments primarily consisted of foreign currency option contracts which aims to manage foreign currency exposure to certain extent. As the derivative instruments do not qualify for hedge accounting treatment, changes in the fair value are reflected in other income/ (expense) of the consolidated statements of operations. The Group held certain security deposits in designated bank accounts as stipulated in the contracts, and classified them as restricted cash in the consolidated balance sheets.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Building	35-64 years
Computer, network equipment and software	3 years
Vehicles	4-5 years
Office equipment and furniture	3-5 years
Leasehold improvement	Shorter of the lease term or estimated useful lives

Construction in progress represents buildings and related premises under construction, which is stated at actual construction cost less any impairment loss. Construction in progress is transferred to building when completed and ready for its intended use.

Business combinations

Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed and any noncontrolling interests of the acquiree at the acquisition date, if any, are measured at their fair values as of the acquisition date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interests of the acquiree and fair value of previously held equity interest in the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as of the date of acquisition.

Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in the consolidated statements of operations.

In a business combination achieved in stages, the Group remeasures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition-date fair value and the remeasurement gain or loss, if any, is recognized in the consolidated statements of operations.

Where in a business combination, the noncontrolling shareholder received a put option to sell its entire noncontrolling interest of the acquiree to the Group at the price stipulated by the contract when option is exercised, the noncontrolling interest has been recorded as a redeemable noncontrolling interest presented in the mezzanine equity section of the consolidated balance sheets.

2.           SIGNIFICANT ACCOUNTING POLICIES – continued

Land use rights, net

All land in the PRC is owned by PRC government, which, according to the relevant PRC law, may grant the right to use the land for a specified period of time. Payment for acquiring land use rights are recorded at cost and amortized on a straight line basis over the term of the land certificates.

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets.

Long-term investments

The Group’s long-term investments include equity securities without readily determinable fair values, equity securities with readily determinable fair values, equity method investments, available-for-sale investments, fair value option investment and held-to-maturity investments.

Equity securities without readily determinable fair values

The Group reviews its equity securities without readily determinable fair value for impairment at each reporting period. If a qualitative assessment indicates that the investment is impaired, the Group estimates the investment’s fair value in accordance with the principles of Accounting Standards Codification 820, Fair Value Measurement. If the fair value is less than the investment’s carrying value, the Group recognizes an impairment loss in the consolidated statements of operation equal to the difference between the carrying value and fair value.

Equity securities with readily determinable fair values

Equity securities with readily determinable fair value are measured at fair values, and any changes in fair value are recognized in the consolidated statements of operations.

Equity method investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest through investment in common shares or in-substance common shares, are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate. For certain investments in limited partnerships, where the Group holds less than a 20% equity or voting interest, the Group may also have significant influence.

Under the equity method, the Group initially records its investment at cost and subsequently recognizes the Group’s proportionate share of each equity investee’s net income or loss after the date of investment into the consolidated statements of operations and accordingly adjusts the carrying amount of the investment. If financial statements of an investee cannot be made available within a reasonable period of time, the Group records its share of the net income or loss of an investee on a one quarter lag basis in accordance with Accounting Standards Codification 323, Investment—Equity Method and Joint Ventures.

2.           SIGNIFICANT ACCOUNTING POLICIES - continued

Long-term investments - continued

The Group reviews its equity method investments for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its equity method investments. An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Available-for-sale investments

For investments in investees’ shares which are determined to be debt securities, the Group accounts for them as available-for-sale investments when they are not classified as either trading or held-to-maturity investments. Available-for-sale investments are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income as a component of shareholders’ equity. Declines in the fair value of individual available-for-sale investments below their amortized cost due to credit-related factors are recognized as an allowance for credit losses, whereas if declines in the fair value is not due to credit-related factors, the loss is recorded in other comprehensive (loss) / income.

Fair value option investments

The Group elected the fair value option to account for certain investment whereby the change in fair value is recognized in the consolidated statements of operations.

Held-to-maturity investments

Long-term investments include wealth management products, which are mainly deposits with variable interest rates placed with financial institutions and are restricted as to withdrawal and use. The Group classifies the wealth management products as “held-to-maturity” securities.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

2.           SIGNIFICANT ACCOUNTING POLICIES – continued

Fair value - continued

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Fair value of financial instruments is disclosed in Note 12.

Revenue recognition

The Group follows the five steps approach for revenue recognition under Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Group satisfies a performance obligation.

For fiscal year 2021 and 2022, the Group generated substantially all of its revenues through learning services with individual students in the PRC, in which revenue is recognized over time. The Group ceased K-9 Academic AST Services in the mainland of China at the end of calendar year 2021 in compliance with regulatory policies promulgated in 2021. Historically, revenues from K-9 Academic AST Services accounted for a substantial majority of the total revenues in the fiscal year 2021 and 2022.

The Group also generates revenues from sales of products, consisting primarily of books, which were insignificant for the years ended February 28, 2021,2022, and were included in small class learning services, personalized premium services and others during the years ended February 28, 2021 and 2022.

The primary sources of the Group’s revenues for the years ended February 28, 2021,2022 included (a) small class learning services, personalized premium services and others; and (b) Online education services through www.xueersi.com. Starting with the first quarter of calendar year 2022, as a result of the regulatory policies promulgated in 2021 described above, the Group has realigned its business to focus toward providing learning services and learning content solutions. Revenues related to small class learning services, personalized premium services and online education services through www.xueersi.com have been grouped to “learning services and others”. Additionally, other revenues previously presented in “small class learning services, personalized premium services and others” are now disaggregated into “learning services and others”, and “learning content solutions”.

The following table presents the net revenues disaggregated by revenue sources. Under the new revenue disaggregation as aforementioned, the presentation of revenue disaggregation for the years ended February 28, 2021 and 2022 have been retrospectively changed to reflect the disaggregation adopted for the years ended February 28, 2023.

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 28,
	2021	2022	2023
Disaggregation of net revenues
- Learning Services and Others	$4,433,910	$4,275,262	$853,629
- Learning Content Solutions	61,845	115,645	166,143

Total	$4,495,755	$4,390,907	$1,019,772

2.           SIGNIFICANT ACCOUNTING POLICIES - continued

Revenue recognition - continued

Revenue is recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which the Group expects to be entitled to in exchange for those goods or services. The Group’s revenue is reported net of discounts, value added tax and surcharges.

Learning Services and Others

Learning services primarily consist of small classes, personalized premium services and online course offerings. Each contract of learning service is accounted for as a single performance obligation which is satisfied proportionately over the service period. Learning fee is generally collected in advance and is initially recorded as deferred revenue. Revenue of learning services is recognized proportionately as the learning sessions are delivered.

The Group distributes coupons to attract both existing and prospective learners to enroll in its services. The coupon has fixed dollar amounts and can only be used against future services. The coupon is not considered a material right to the customer and is accounted for as a reduction of transaction price of the service contract.

Small class learning services primarily consist of Xueersi Peiyou small class. Personalized premium services are referring to after-school one-on-one learning services. Each contract of small class learning service or personalized premium service is accounted for as a single performance obligation which is satisfied proportionately over the service period. Learning service fee is generally collected in advance and is initially recorded as deferred revenue. For small class learning services and personalized premium services, revenue is recognized proportionately as the learning sessions are delivered.

Generally, for small class learning services, the Group offers refunds for any remaining classes to students who decide to withdraw from a course. The refund is equal to and limited to the amount related to the undelivered classes. For personalized premium services, a student can withdraw at any time and receive a refund equal to and limited to the amount related to the undelivered classes. Historically, the Group has not had material refunds.

The Group also provides online education services, including live class and pre-recorded course content, to its students through www.xueersi.com.

Students enroll for online courses through www.xueersi.com by the use of prepaid study cards or payment to the Group’s online accounts. Each contract of the online education service is accounted for as single performance obligation which is satisfied ratably over the service period. The proceeds collected are initially recorded as deferred revenue. For live class courses, revenues are recognized proportionately as the learning sessions are delivered. For pre-recorded course content, revenues are recognized on a straight line basis over the subscription period from the date in which the students activate the courses to the date in which the subscribed courses end. Refunds are provided to the students who decide to withdraw from the subscribed courses within the course offer period and a proportional refund is based on the percentage of untaken courses to the total courses purchased. Historically, the Group has not experienced material refunds.

2.           SIGNIFICANT ACCOUNTING POLICIES - continued

Learning Services and Others - continued

Other revenues primarily consist of Software-as-a-Service (“SaaS”) services. The SaaS services are mainly charged on either a subscription or consumption basis. Revenue related to SaaS services charged on a subscription basis is recognized over the contract period. Revenue related to SaaS services charged on a consumption basis is recognized based on the customer utilization of the resources.

Learning Content Solutions

Learning content solutions primarily consist of sales of various learning content products to end users directly or through distribution partners. Revenues are recognized when control of the promised goods or services is transferred to the customer, in an amount that reflects the consideration the Group expects to be entitled to in exchange for the goods or services.

As a practical expedient, the Group elects to record the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that the entity otherwise would have recognized is one year or less. In addition, the Group determines the transaction price to be earned by estimating the refund liability based on historical refund ratio on a portfolio basis using the expected value method. Refund liabilities was recorded under accrued expenses and other current liabilities, for fee collected that expected to be refunded to the customers in the future if students withdraw from a course for the remaining classes.

The contract liabilities of deferred revenue was $187,732 and $237,354 as of February 28, 2022 and 2023, respectively. The difference between the opening and closing balances of the Group’s contract liabilities primarily results from the timing difference between the Group’s satisfaction of performance obligation and the customer’s payment.

Share-based compensation

Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument and recognized as compensation expense on a straight-line basis over the requisite service period, with a corresponding impact reflected in additional paid-in capital. For share-based awards granted with performance condition, the compensation cost is recognized when it is probable that the performance condition will be achieved. The Group reassesses the probability of achieving the performance condition at the end of each reporting date and records a cumulative catch-up adjustment for any changes to its assessment. Forfeitures are recognized as they occur. Liability-classified awards are remeasured at their fair-value-based measurement as of each reporting date until settlement. Compensation expense related to modified stock options is measured based on the fair value for the awards as of the modification date. Any incremental compensation expense arising from the excess of the fair value of the awards on the modification date compared to the fair value of the awards immediately before the modification date is recognized at the modification date or ratably over the requisite service period, as appropriate.

Value added tax (“VAT”)

Pursuant to the PRC tax laws, in case of any product sales, the VAT rate is 3% of the gross sales for small scale VAT payer and 13% of the gross sales for general VAT payer. TAL Beijing and Xueersi Education are deemed as general VAT payer for the sales of guidance materials and the intercompany sales of self-developed software. For general VAT payer, VAT on sales is calculated at 13% on revenue from product sales and paid after deducting input VAT on purchases. The net VAT balance between input VAT and output VAT is reflected in the accounts under other taxes payable.

2.            SIGNIFICANT ACCOUNTING POLICIES - continued

Value added tax (“VAT”) - continued

The Group’s online education services and inter-company technical services are subject to VAT at the rate of 6% of revenue for general VAT payer. Beijing Xintang Sichuang, TAL Beijing, Xueersi Education and Yidu Huida Education Technology (Beijing) Co., Ltd. (“Yidu Huida”) are deemed as general VAT payers at the rate of 6%. Xinxin Xiangrong and Pengxin TAL were deemed general VAT payers at the rate of 6%. Beijing Yizhen Xuesi Education Technology Co., Ltd. (“Yizhen Xuesi”) was deemed as general VAT payer at the rate of 6%.

In accordance with The Ministry of Finance and State Administration of Taxation Announcement [2021] No. 10, VAT on book sales revenue of Xueersi Education enjoy exemption policy from January 1, 2021 to December 31, 2023.

In accordance with Circular Cai Shui [2016] No. 68, the general VAT payers who provide non-academic education service could elect a simple VAT collection method and apply for a 3% VAT rate. The Group’s schools which were previously subject to business tax are now subject to a VAT rate of 3%.

In accordance with The Ministry of Finance, State Administration of Taxation and General Administration of Customs Announcement [2019] No.39, for general VAT payer of the Group, VAT on products sales is calculated at 13% on revenue and paid after deducting input VAT on purchases, commencing on April 1, 2019.

In accordance with The Ministry of Finance and State Administration of Taxation Announcement [2020] No. 8, due to the COVID-19 pandemic, the VAT on non-academic education service was temporarily exempted since January 1, 2020. In accordance with The Ministry of Finance and State Administration of Taxation Announcement [2021] No. 7, the above mentioned VAT exemption policy came to an end on March 31, 2021.

Operating leases

The Group determines if an arrangement is a lease or contains a lease at lease inception. Operating leases are required to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. The Group also elected the practical expedient not to separate lease and non-lease components of contracts. Lastly, for lease assets other than real estate, such as printing machine and electronic appliances, the Group elected the short-term lease exemption as their lease terms are 12 months or less.

As the rate implicit in the lease is not readily determinable, the Group estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated in a portfolio approach to approximate the interest rate on a collateralized basis with similar terms and payments in a similar economic environment. The Group’s leases often include options to extend and lease terms include such extended terms when the Group is reasonably certain to exercise those options. Lease terms also include periods covered by options to terminate the leases when the Group is reasonably certain not to exercise those options. Lease expense is recorded on a straight-line basis over the lease term.

2.            SIGNIFICANT ACCOUNTING POLICIES - continued

Advertising costs

The Group expenses advertising costs as incurred, which mainly include advertising expenditure through social media, search engines and outdoor advertising, etc. Total advertising costs incurred were $803,120, $222,115 and $41,956 for the years ended February 28, 2021, 2022 and 2023, respectively, and have been included in selling and marketing expenses in the consolidated statements of operations.

Government subsidies

The Group reports government subsidies when received from local government authority with no limitation on the use of the subsidies. From time to time, the Group receives government subsidies related to government sponsored projects and records such government subsidies as a liability when received and recognizes as other income when the performance obligation is met or fulfilled.

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar. The functional currency of the Company’s PRC subsidiaries, VIEs and VIEs’ subsidiaries and schools in the PRC is Renminbi (“RMB”).

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of operations. For the years ended February 28, 2021,2022 and 2023, the Group recorded exchange gain of $12,311, exchange gain of $3,640 and exchange loss of $36,933, respectively, in other income/(expense) in the consolidated statements of operations.

For translating the results of the PRC subsidiaries into the functional currency of the Company, assets and liabilities are translated from each subsidiary’s functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and comprehensive loss.

Foreign currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. Cash and cash equivalents, and restricted cash of the Group included aggregate amounts of $1,180,475 and $1,174,989 as of February 28, 2022 and 2023, respectively, which were denominated in RMB.

2.            SIGNIFICANT ACCOUNTING POLICIES - continued

Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net of operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authorities. An uncertain income tax position will not be recognized if it has less than 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Comprehensive loss

Comprehensive loss includes net income loss, unrealized gain or loss on available-for-sale investments, and foreign currency translation adjustments. Comprehensive loss is reported in the consolidated statements of comprehensive loss.

Concentration of credit risk

Financial instruments that potentially expose the Group to significant concentration of credit risk consist primarily of cash and cash equivalents, short-term investments and restricted cash. The Group places its cash and cash equivalents, short-term investments and restricted cash in financial institutions with high credit ratings.

Financial instruments

The Group’s financial instruments consist primarily of cash and cash equivalents, restricted cash, short-term investments, long-term investments accounted for available-for-sale investments, fair value option investment, equity securities with readily determinable fair values, equity securities without readily determinable fair values, held-to-maturity investments, amounts due from related parties and amounts due to related parties, accounts payable. The Group carries its available-for-sale investments, equity securities with readily determinable fair values and fair value option investment at fair value. The carrying amounts of other financial instruments, except for equity securities without readily determinable fair values and long-term held-to-maturity investments, approximate their fair values because of their generally short maturities. Long-term held-to-maturity investments are recorded at amortized cost and the fair values of long-term held-to-maturity investments are approximate their carrying amounts.

Net loss per share

Basic net loss per share is computed by dividing net loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the year. Diluted net loss per share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised into common shares. Common share equivalents are excluded from the computation of the diluted net loss per share in years when their effect would be anti-dilutive. The Group has share options, non-vested shares which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted net loss per share, the effect of the share options and non-vested shares is computed using the treasury stock method.

As the Group incurred net loss for the years ended February 28, 2021,2022 and 2023, the effect of potential issuances of the shares for the non-vested shares and share options would be anti-dilutive. Therefore, basic and diluted losses per share are the same in the periods.

2.           SIGNIFICANT ACCOUNTING POLICIES - continued

Recent accounting pronouncements adopted

On November 17, 2021, the FASB issued ASU 2021-10, which requires business entities to provide certain disclosures when they (1) have received government assistance and (2) use a grant or contribution accounting model by analogy to other accounting guidance (e.g., a grant model under IAS 20 or ASC 958-605). Under ASC 832-10-50-3 and 50-4, a business entity that has received government assistance must provide the following disclosures for annual periods about transactions that are within the scope of Accounting Standards Codification 832, Government Assistance (“ASC 832”): (i) The nature of the transactions, including a general description of the transactions and the form in which the assistance has been received (for example, cash or other assets); (ii) The accounting policies used to account for the transactions as required by paragraph 235-10-50-1; and (iii) The line items on the balance sheet and income statement that are affected by the transactions, and the amounts applicable to each financial statement line item in the current reporting period. The guidance in ASU 2021-10 is effective for all entities for fiscal years beginning after December 15, 2021. Entities may apply the ASU’s provisions either (1) prospectively to all transactions within the scope of ASC 832 that are reflected in the financial statements as of the adoption date and all new transactions entered into after the date of adoption or (2) retrospectively. Early adoption is permitted. The Company adopted this new standard beginning March 1, 2022 with no material impact on its consolidated financial statements.

Recent accounting pronouncements not yet adopted

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805), Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which the amendments in this Update require that an entity (acquirer) recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606.The amendments in this Update address how to determine whether a contract liability is recognized by the acquirer in a business combination. The ASU is effective for fiscal years beginning after December 15, 2022, and interim periods within those fiscal years. Early adoption is permitted, including early adoption in an interim period, for periods for which financial statements have not yet been issued. The adoption of this standard is not expected to have a material impact on the Group’s consolidated financial statements.

In June 2022, the FASB issued ASU 2022-03, which (1) clarifies the guidance in ASC 820 on the fair value measurement of an equity security that is subject to a contractual sale restriction and (2) requires specific disclosures related to such an equity security. ASU 2022-03 clarifies that a “contractual sale restriction prohibiting the sale of an equity security is a characteristic of the reporting entity holding the equity security” and is not included in the equity security’s unit of account. Accordingly, an entity should not consider the contractual sale restriction when measuring the equity security’s fair value (i.e., the entity should not apply a discount related to the contractual sale restriction, as stated in ASC 820-10-35-36B as amended by the ASU). In addition, the ASU prohibits an entity from recognizing a contractual sale restriction as a separate unit of account. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years, with early adoption permitted. The adoption of this standard is not expected to have a material impact on the Group’s consolidated financial statements.